CONTINGENCIES AND COMMITMENTS - Narrative (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2026
Discontinued operations
Disclosure of contingent liabilities [line items]
Final price adjustments sought by buyer	$ 60	$ 15